Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Havre de Grace branch acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 513
NBRS Acqusition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 677